Post-Employment Benefit Obligations	12 Months Ended
Dec. 31, 2025
POST-EMPLOYMENT BENEFIT OBLIGATIONS
Post-Employment Benefit Obligations

26.  POST-EMPLOYMENT BENEFIT OBLIGATIONS.

26.1 General information

Enel Chile S.A. and certain subsidiaries granted various post-employment benefits to either all or certain active or retired employees. These benefits are calculated and recognized in the financial statements according to the criteria described in Note 3.m.1, and include primarily the following:

Defined benefit plans:

•	Employee severance indemnities: The beneficiary receives a certain number of contractual salaries on the date of his retirement. This benefit becomes enforceable once the employee has provided services for a minimum period that, depending on the company, ranges from 5 to 15 years.
•	Complementary pension: The beneficiary is entitled to receive a monthly amount that supplements the pension obtained from the respective social security system.
•	Electricity supply: The beneficiary receives a monthly bonus, which covers a part of the billing for their home consumption.
•	Healthcare benefits: The beneficiary receives additional coverage that supplements the coverage provided by the social security regime.

26.2 Details, changes and presentation in financial statements

a)	The post-employment obligations associated with defined benefit plans and the related plan assets as of December 31, 2025, December 31, 2024, and January 1, 2024 are as follows:

	12-31-2025	12-31-2024	01-01-2024
	ThUS$	ThUS$	ThUS$
Employee severance indemnities	41,169	44,396	49,451
Complementary Pension	16,405	15,736	16,199
Health Plans	2,963	2,607	2,717
Energy Supply Plans	3,521	3,092	3,254
Total post-employment obligations, net	64,058	65,831	71,621

b)	The following amounts were recognized in the consolidated statement of comprehensive income for the years ended December 31, 2025, 2024 and 2023 as follows:

	For the years ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Cost of current defined benefit plan service	(1,608)	(1,748)	(1,731)
Defined benefit plan interest cost (1)	(3,548)	(3,686)	(3,785)
Expenses recognized in Profit or Loss	(5,156)	(5,434)	(5,516)
Gains (losses) from remeasurement of defined benefit plans	(357)	(3,233)	(32)
Total expense recognized in the Statement of Comprehensive Income	(5,513)	(8,667)	(5,548)

(1) See Note 34.

c)	The balance and movements in post-employment defined benefit obligations as of December 31, 2025, December 31, 2024, and January 1, 2024, is as follows:

ThUS$
Balance as of January 1, 2024	71,621
Current service cost	1,748
Interest cost	3,686
Actuarial (gains) losses from changes in financial assumptions	1,270
Actuarial (gains) losses from changes in experience adjustments	1,963
Foreign currency translation differences	(8,967)
Contributions paid	(5,817)
Transfer of employees	327
Balance as of December 31, 2024	65,831
Current service cost	1,608
Interest cost	3,548
Actuarial (gains) losses from changes in financial assumptions	(1,302)
Actuarial (gains) losses from changes in experience adjustments	1,659
Foreign currency translation differences	6,818
Contributions paid	(14,080)
Transfer of employees	(24)
Balance as of December 31, 2025	64,058

26.3 Other disclosures

•	Actuarial assumptions:

As of December 31, 2025, December 31, 2024, and January 1, 2024, the following assumptions were used in the actuarial calculation of defined benefit plans:

	12-31-2025	12-31-2024	01-01-2024
Discount rates used	5.33%	5.10%	5.31%
Expected rate of salary increases	4.00%	3.80%	3.80%
Turnover rate	8.57%	8.74%	6.80%
Mortality tables	CB-H-2020 and RV-M-2020	CB-H-2020 and RV-M-2020	CB-H-2014 and RV-M-2015

•	Sensitivity:

As of December 31, 2025, the sensitivity of the actuarial liability for post‑employment benefits to variations of 100 basis points in the discount rate implies a decrease of ThUS$5,250 (ThUS$5,259 and ThUS$4,292 as of December 31, 2024 and January 1, 2024, respectively) in the event of an increase in the rate, and an increase of ThUS$6,109 (ThUS$6,034 and ThUS$4,551 as of December 31, 2024 and January 1, 2024, respectively) in the event of a decrease in the rate.

•	Defined contribution:

According to the available estimate, the disbursements foreseen to cover the defined benefit plans for 2026 amount to ThUS$6,886.

•	Length of commitments:

Enel Chile´s obligations have a weighted average length of 20.24 years, and the outflows of benefits for the next 10 years are expected to be as follows:

Years	ThUS$
1	6,886
2	6,619
3	6,748
4	6,738
5	6,958
6 to 10	32,604